Segment Information - Disclosure of Geographical Areas, Net Sales (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of geographical areas [line items]
Net Sales	$ 571,042	R$ 1,889,006	R$ 1,739,540	R$ 1,505,686
Brazil [member]
Disclosure of geographical areas [line items]
Net Sales	511,931	1,693,467	1,554,405	1,304,853
Argentina [member]
Disclosure of geographical areas [line items]
Net Sales	42,849	141,745	130,746	148,832
Mexico [member]
Disclosure of geographical areas [line items]
Net Sales	$ 16,262	R$ 53,794	R$ 54,389	R$ 52,001